Derivative Warrants Liability - Schedule of Valuation of the Derivative Warrant Liabilities (Details)	12 Months Ended
	Dec. 31, 2019 Integer $ / shares	Dec. 31, 2018 Integer $ / shares
Share price (U.S. dollars) | $ / shares	$ 0.04
Warrant [Member]
Share price (U.S. dollars) | $ / shares	$ 0.040
Probability for uplisting	75.00%
Warrant [Member] | Minimum [Member]
Derivative warrant liabilities expected term	1 year 11 months 15 days
Warrant [Member] | Maximum [Member]
Derivative warrant liabilities expected term	2 years 11 months 26 days
Warrant [Member] | Exercise Price [Member]
Share price (U.S. dollars) | $ / shares	$ 0.018
Warrant [Member] | Expected Volatility [Member] | Minimum [Member]
Derivative warrant liabilities	102.55
Warrant [Member] | Expected Volatility [Member] | Maximum [Member]
Derivative warrant liabilities	125.71
Warrant [Member] | Risk Free Interest Rate [Member] | Minimum [Member]
Derivative warrant liabilities	1.58
Warrant [Member] | Risk Free Interest Rate [Member] | Maximum [Member]
Derivative warrant liabilities	1.62
Warrant [Member] | Dividend Yield [Member]
Derivative warrant liabilities	0.00
Series (2015) [Member] | Warrant [Member]
Share price (U.S. dollars) | $ / shares	$ 0.040	$ 0.094
Derivative warrant liabilities expected term	1 year 4 months 6 days	2 years 4 months 24 days
Series (2015) [Member] | Warrant [Member] | Exercise Price [Member]
Share price (U.S. dollars) | $ / shares	$ 0.50	$ 0.5
Series (2015) [Member] | Warrant [Member] | Expected Volatility [Member]
Derivative warrant liabilities	109.15	63
Series (2015) [Member] | Warrant [Member] | Risk Free Interest Rate [Member]
Derivative warrant liabilities	1.59	2.92
Series (2015) [Member] | Warrant [Member] | Dividend Yield [Member]
Derivative warrant liabilities	0.00	0.00
Series (2016) [Member] | Warrant [Member]
Share price (U.S. dollars) | $ / shares	$ 0.040	$ 0.094
Derivative warrant liabilities expected term	2 years 2 months 16 days	5 months 20 days
Series (2016) [Member] | Warrant [Member] | Exercise Price [Member]
Share price (U.S. dollars) | $ / shares	$ 0.50	$ 0.5
Series (2016) [Member] | Warrant [Member] | Expected Volatility [Member]
Derivative warrant liabilities	122.46	63
Series (2016) [Member] | Warrant [Member] | Risk Free Interest Rate [Member]
Derivative warrant liabilities	1.58	2.92
Series (2016) [Member] | Warrant [Member] | Dividend Yield [Member]
Derivative warrant liabilities	0.00	0.00
Series (2018) [Member] | Warrant [Member]
Share price (U.S. dollars) | $ / shares	$ 0.040	$ 0.094
Derivative warrant liabilities expected term	1 year 6 months 29 days	2 years 10 months 17 days
Series (2018) [Member] | Warrant [Member] | Exercise Price [Member]
Share price (U.S. dollars) | $ / shares	$ 0.125	$ 0.125
Series (2018) [Member] | Warrant [Member] | Expected Volatility [Member]
Derivative warrant liabilities	102.92	63
Series (2018) [Member] | Warrant [Member] | Risk Free Interest Rate [Member]
Derivative warrant liabilities	1.58	2.92
Series (2018) [Member] | Warrant [Member] | Dividend Yield [Member]
Derivative warrant liabilities	0.00	0.00
Closing Date [Member] | Warrant [Member]
Derivative warrant liabilities expected term	2 years 4 months 17 days
Probability for uplisting	75.00%
Closing Date [Member] | Warrant [Member] | Minimum [Member]
Share price (U.S. dollars) | $ / shares	$ 0.12
Closing Date [Member] | Warrant [Member] | Maximum [Member]
Share price (U.S. dollars) | $ / shares	0.26
Closing Date [Member] | Warrant [Member] | Exercise Price [Member] | Minimum [Member]
Share price (U.S. dollars) | $ / shares	0.12
Closing Date [Member] | Warrant [Member] | Exercise Price [Member] | Maximum [Member]
Share price (U.S. dollars) | $ / shares	$ 0.26
Closing Date [Member] | Warrant [Member] | Expected Volatility [Member] | Minimum [Member]
Derivative warrant liabilities	125.31
Closing Date [Member] | Warrant [Member] | Expected Volatility [Member] | Maximum [Member]
Derivative warrant liabilities	129.94
Closing Date [Member] | Warrant [Member] | Risk Free Interest Rate [Member] | Minimum [Member]
Derivative warrant liabilities	1.74
Closing Date [Member] | Warrant [Member] | Risk Free Interest Rate [Member] | Maximum [Member]
Derivative warrant liabilities	2.56
Closing Date [Member] | Warrant [Member] | Dividend Yield [Member]
Derivative warrant liabilities	0.00